Share capital - Rio Tinto plc (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Summary of share capital rio tinto plc
	2017	2016	2015
	Number	Number	Number	2017	2016	2015
	(million)	(million)	(million)	US$m	US$m	US$m
Issued and fully paid up share capital of 10p each
At 1 January	1,384.520	1,384.487	1,425.378	224	224	230
Ordinary shares issued (a) (c)	0.026	0.033	0.022	-	-	-
Shares purchased and cancelled (b)	(32.937)	-	(40.913)	(4)	-	(6)
At 31 December	1,351.609	1,384.520	1,384.487	220	224	224

Shares held by public
At 1 January	1,374.822	1,374.046	1,414.147
Shares reissued from treasury (a)	0.147	0.743	0.790
Shares purchased and cancelled (b)	(32.937)	-	(40.913)
Ordinary shares issued (a) (c)	0.026	0.033	0.022
At 31 December	1,342.058	1,374.822	1,374.046

Shares held in treasury	9.551	9.698	10.441
Shares held by public	1,342.058	1,374.822	1,374.046
Total share capital	1,351.609	1,384.520	1,384.487

Other share classes
Special Voting Share of 10p each (d)	1 only	1 only	1 only
DLC Dividend Share of 10p each (d)	1 only	1 only	1 only
Equalisation Share of 10p each (d)	1 only	1 only	1 only

(a)

26,241 ordinary shares were issued in 2017 under the Global Employee Share Plan (GESP). 147,126 ordinary shares were reissued from treasury during the year resulting from the vesting of awards and the exercise of options under Rio Tinto plc employee share-based payment plans, with exercise prices and market values between £28.63 and £37.78 per share (2016: 33,210 ordinary shares were issued under the GESP, and 743,380 ordinary shares were reissued from treasury with exercise prices and market values between £16.53 and £32.23 per share; 2015: 21,709 ordinary shares were issued under the GESP, and 789,887 ordinary shares reissued from treasury with exercise prices and market values between £15.09 and £32.37 per share).

(b)

The authority for the Company to buy back its ordinary shares was renewed at the 2017 annual general meeting. 32,937,109 shares were bought back and cancelled in 2017 under the on-market buy-back programme. No shares were bought back in 2016. 40,912,881 shares were bought back and cancelled in 2015 under the on-market buy-back programme.

(c)

The aggregate consideration for new shares issued under the GESP was US$1.0 million (2016: US$0.9 million; 2015: US$0.9 million). The difference between the nominal value and the issue price of the shares issued was credited to the share premium account. The aggregate consideration received for treasury shares reissued was US$2 million (2016: US$4 million; 2015: US$13 million). No new shares were issued as a result of the exercise of options under Rio Tinto plc employee share-based payment plans in 2017, 2016 and 2015.

(d)

The “Special Voting Share” was issued to facilitate the joint voting by shareholders of Rio Tinto plc and Rio Tinto Limited on Joint Decisions, following the DLC Merger. The “DLC Dividend Share” was issued to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger Sharing Agreement.